Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Rental payable to a related party	$ 74,776	$ 75,834
Common Stock Class A
Common stock, par value	$ 0.002731		$ 0.002731
Common stock, shares authorized	37,888,889		37,888,889
Common stock, shares issued	17,685,475		6,695,475
Common stock, shares outstanding	17,685,475		6,695,475
Common Stock Class B
Common stock, par value	$ 0.002731		$ 0.002731
Common stock, shares authorized	12,111,111		12,111,111
Common stock, shares issued	11,111,111		11,111,111
Common stock, shares outstanding	11,111,111		11,111,111